Property, plant and equipment, net	12 Months Ended
Mar. 31, 2012
Property, plant and equipment
Property, plant and equipment, net

4	Property, plant and equipment, net

During the fiscal years ended March 31, 2010, 2011 and 2012, depreciation expenses charged to the consolidated statements of operations amounted to approximately $1,794,000, $99,000, and $54,000 respectively. As at March 31, 2010, 2011 and 2012, fully depreciated assets that were still in use by the Group amounted to $30,427,000, $31,222,000, and $32,280,000, respectively, when they were bought.

During the fiscal year ended March 31, 2011, the Group disposed of two apartment units located in Shenzhen with a combined net book value of $97,000 to a third party at a consideration of $252,000 and made a gain of $155,000.

During the fiscal year ended March 31, 2012, the Group disposed of machinery with a net book value of $11,000 to a third party at a consideration of $25,000 and made a gain of $14,000.

Property, plant and equipment were assessed for impairment according to the policy described in note 1(h). The Company concluded that no impairment to property, plant and equipment was required for the fiscal year ended March 31, 2012.